Other Information - Narrative (Details) £ in Millions, home in Millions, client in Millions, R$ in Millions, Kč in Millions																														1 Months Ended		7 Months Ended	12 Months Ended
	Jan. 18, 2023	Jan. 17, 2023	Dec. 20, 2022 EUR (€) realEstate	Aug. 04, 2022 EUR (€)	Jul. 29, 2022 GBP (£) home	Jul. 29, 2022 EUR (€)	Jun. 29, 2022 EUR (€)	May 24, 2022 center	Apr. 20, 2022 EUR (€)	Apr. 20, 2022 BRL (R$)	Mar. 28, 2022 EUR (€) season match match-weekend	Feb. 01, 2022 EUR (€)	Jan. 11, 2022	Dec. 31, 2021 EUR (€) center	Dec. 13, 2021 EUR (€) topTeam matchday match	Jul. 21, 2021 center	Jul. 16, 2021 EUR (€)	Jun. 01, 2021 GBP (£)	Jun. 01, 2021 EUR (€)	May 07, 2021 center	Jan. 21, 2021	Jan. 07, 2021 period operator	Oct. 29, 2020 EUR (€)	Jul. 02, 2020 EUR (€)	May 07, 2020	Nov. 21, 2019	Dec. 21, 2018 EUR (€) season	Aug. 29, 2017 EUR (€)	Apr. 11, 2003 EUR (€)	May 31, 2022 EUR (€)	Apr. 30, 2022 EUR (€)	Dec. 31, 2021 EUR (€) center	Dec. 31, 2022 EUR (€) GWh microSite macroSite thirdPartySite model	Dec. 31, 2021 EUR (€) center	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€) center	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€)	Dec. 31, 2015 EUR (€)	Dec. 31, 2013	Jan. 31, 2023 EUR (€)	Jan. 31, 2023 BRL (R$)	Dec. 31, 2022 BRL (R$) model	Jul. 29, 2022 EUR (€) home	Apr. 20, 2022 EUR (€)	Apr. 20, 2022	Apr. 20, 2022 BRL (R$)	Apr. 20, 2022 sitesOfMobileAccess	Apr. 20, 2022 client	Apr. 20, 2022 site	Jan. 25, 2022 EUR (€)	Jan. 01, 2022 EUR (€) entity	Jun. 25, 2018 EUR (€)	May 31, 2018 EUR (€)	May 31, 2018 BRL (R$)	Jul. 25, 2017 BRL (R$)	Aug. 05, 2016 EUR (€)	Aug. 05, 2016 CZK (Kč)	Mar. 01, 2016 EUR (€)	Jan. 23, 2013 EUR (€)
Disclosure of contingent liabilities [line items]
Framework investment agreement, payment obligation terms, percent of capital investments exceeding revenues (in percentage)																																	32.50%											32.50%
Share purchase agreement, price of settlement																																																												€ 22,000,000
Services agreement amount																																								€ 450,000,000
Cost of award for broadcasting rights																											€ 105,000,000																											€ 2,940,000,000
Cost of award for broadcasting rights per season																											€ 35,000,000																											€ 980,000,000
Broadcasting award price																								€ 975,000,000
Broadcasting award price per season															€ 520,000,000									€ 325,000,000
Number of first picks | matchday															18
Number of second picks | matchday															17
Number of exclusive football match rights | matchday															3
Number of matches | match															10
Number of seasons | season																											3
Number of selected teams against top three spanish football clubs | topTeam															6
Additions																																	€ 5,846,000,000	€ 5,452,000,000
Percentage of sites																																															0.19
Notes and debentures issued																																	31,095,000,000
Notional amount														€ 84,794,000,000																		€ 84,794,000,000	€ 83,706,000,000	84,794,000,000
Number of models | model																																	2											2
Auditor's remuneration																																	€ 20,070,000.00	19,990,000
Audit services																																	18,710,000	€ 18,360,000
Directors' remuneration expense																																	2,851,801
Sustainable financing
Disclosure of contingent liabilities [line items]
Borrowings																																	€ 15,956,000,000
Second Division Of Spanish Football Championship League
Disclosure of contingent liabilities [line items]
Broadcasting award price per season							€ 16,000,000
LaLiga TV Bar Channel
Disclosure of contingent liabilities [line items]
Broadcasting award price per season				€ 29,000,000
Maximum
Disclosure of contingent liabilities [line items]
Directors' remuneration expense																													€ 6,000,000
VMO2
Disclosure of contingent liabilities [line items]
Proportion of ownership interest in joint venture (as a percent)														50.00%																		50.00%	50.00%	50.00%
Proceeds from sales of investments accounted for using equity method																		£ 5,376	€ 6,234,000,000
VMO2 | Minimum
Disclosure of contingent liabilities [line items]
Service agreement, transitional services, term																																7 months
Service agreement, ongoing services, term																																2 years
VMO2 | Maximum
Disclosure of contingent liabilities [line items]
Service agreement, transitional services, term																																24 months
Service agreement, ongoing services, term																																6 years
Cornerstone Telecomunications
Disclosure of contingent liabilities [line items]
Proportion of ownership interest in joint venture (as a percent)																						50.00%
Joint venture, number of operators with control | operator																						2
Master services agreement, initial term																						8 years
Master services agreement, number of additional renewal periods | period																						3
Master services agreement, renewal period, term																						8 years
Number of macro sites under operation | macroSite																																	14,200
Tenancy ratio, macro sites under operation																																	2.0
Number of micro sites under operation | microSite																																	1,400
Number of third party sites | thirdPartySite																																	5,100
Liberty Global And InfraVia
Disclosure of contingent liabilities [line items]
Deployment of FTTH in the UK, number of homes | home					5																																								5
Investment in the deployment of FTTH in the UK					£ 4,500	€ 5,072,000,000
Investment in the deployment of FTTH in the UK, partner financing					1,400	€ 1,578,000,000
Investment in the deployment of FTTH in the UK, facilities agreement with banks					£ 3,300																																								€ 3,719,000,000
Liberty Global And InfraVia | Forecast
Disclosure of contingent liabilities [line items]
Deployment of FTTH in the UK, number of homes | home					2																																								2
Spain
Disclosure of contingent liabilities [line items]
Renewable Power Purchase Agreement period																																	10 years
Renewable energy per year | GWh																																	482
Auditors other than PWC
Disclosure of contingent liabilities [line items]
Auditor's remuneration																																	€ 1,460,000	€ 1,580,000
Audit services																																	830,000	550,000
Oi Group
Disclosure of contingent liabilities [line items]
Cash transferred, estimation									€ 1,063,000,000	R$ 5,373
Consideration (share purchase price)																																														€ 972,000,000		R$ 4,885
Increase in existing liabilities, contingent liabilities recognised in business combination, percentage									0.10	0.10
Data transmission agreement																																														35,000,000		179
Data transmission agreement, liability									10 years	10 years
Number of clients recognised as of acquisition date | client																																																		12.5
Number of clients recognised as of acquisition date, (in percentage of total customers)																																															0.30
Spectrum recognised as of acquisition date, percentage of radiofrequency (in percentage)																																															0.46
Infrastructure contracts recognised as of acquisition date																																																	2,700		2,700
Oi Group | Committed Payment Subject To Certain Targets
Disclosure of contingent liabilities [line items]
Additions									€ 23,000,000	R$ 110
Cash transferred, additional contractual liabilities from business combinations									8,000,000	40
FTTH Joint Venture
Disclosure of contingent liabilities [line items]
Proportion of ownership interest in joint venture (as a percent)																					50.00%
Commitment to fund investment																							€ 500,000,000
Commitment to fund investment, period																							6 years
Mr. Jose Maria Alvarez-Pallete Lopez, Executive Chairman
Disclosure of contingent liabilities [line items]
Total executive compensation																																	1,923,100	€ 1,923,100	€ 1,923,100	€ 1,923,100	€ 1,923,100	€ 1,923,100	€ 1,923,100
Mr. Angel Vila Boix, Chief Operating Officer
Disclosure of contingent liabilities [line items]
Total executive compensation																																	1,600,000
Board of Directors | Mr. Jose Maria Alvarez-Pallete Lopez, Executive Chairman
Disclosure of contingent liabilities [line items]
Total executive compensation																																	240,000
Executive Commission | Mr. Jose Maria Alvarez-Pallete Lopez, Executive Chairman
Disclosure of contingent liabilities [line items]
Total executive compensation																																	€ 80,000
DAZN
Disclosure of contingent liabilities [line items]
Broadcasting award price per season											€ 280,000,000
Number of matches | match											5
Number of match-weekends per season, included in contract | match-weekend											35
Number of match-weekends per season, total | match-weekend											38
Number of seasons | season											5
Legal proceedings contingent liability
Disclosure of contingent liabilities [line items]
Proportion of interconnection revenues from contingent legal claim																																	1.00%											1.00%
Estimated financial effect of contingent liabilities																																																				€ 67,000,000									€ 67,000,000
Amount paid																															€ 67,000,000
Legal proceedings contingent liability | Venten Management Limited
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities																																																										€ 23,000,000	Kč 644
Legal proceedings contingent liability | Lexburg Enterprises Limited
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities																																																										€ 8,000,000	Kč 227
Legal proceedings contingent liability | ANATEL
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities																																																							€ 38,000,000	R$ 211
Estimated effect after currency value update																																	€ 103,000,000											R$ 575
Legal proceedings contingent liability | ANATEL | Renewal of Radio Frequencies 2013
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities																																	139,000,000											774
Renewal of radio frequencies associated with the provision of personal mobile services, term																																									15 years
Price renewal, renewal of radio frequencies associated with the provision of personal mobile services, term																																									2 years
Price renewal, renewal of radio frequencies associated with the provision of personal mobile services (in percentage)																																									2.00%
Legal proceedings contingent liability | ANATEL | Renewal of Radio Frequencies 2015
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities																																	€ 72,000,000											R$ 400
Renewal of radio frequencies associated with the provision of personal mobile services, term																																								15 years
Price renewal, renewal of radio frequencies associated with the provision of personal mobile services, term																																								2 years
Price renewal, renewal of radio frequencies associated with the provision of personal mobile services (in percentage)																																								2.00%
Legal proceedings contingent liability | Republic of Colombia
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities | R$																																																									R$ 470
Percent paid																												67.50%
Amount paid																												€ 317,000,000
Comunicaciones Digitales, S. de R.L. de C.V. | Pegaso PCS S.A. de CV
Disclosure of contingent liabilities [line items]
Wholesale access services agreement, term																										8 years
Wholesale access services agreement, renewal period after term end, term																										3 years
Telefónica O2 Holdings Ltd. Holding company
Disclosure of contingent liabilities [line items]
Proportion of ownership interest (as a percent)																																	100.00%
Telefónica O2 Holdings Ltd. Holding company | VMO2
Disclosure of contingent liabilities [line items]
Proportion of ownership interest in joint venture (as a percent)																		50.00%	50.00%						50.00%
Alamo HoldCo S.L.
Disclosure of contingent liabilities [line items]
Proportion of ownership interest (as a percent)																																	27.00%
Onnet Fibra Colombia S.A.S.
Disclosure of contingent liabilities [line items]
Proportion of ownership interest (as a percent)																																	27.00%
Garliava RJ Infraestrutura E Redes De Telecomunicacoes S.A. Wireline Telephony Operator
Disclosure of contingent liabilities [line items]
Percentage of voting equity interests acquired																																	74.79%											74.79%
Payment transition services									€ 29,000,000	R$ 148
Proportion of ownership interest (as a percent)																																	74.79%
Bluevia Fibra, S.L.U.
Disclosure of contingent liabilities [line items]
Percentage of voting equity interests acquired																																	100.00%											100.00%
Proportion of ownership interest (as a percent)																																	55.00%
Pontel Participaciones, S.L. Holding company
Disclosure of contingent liabilities [line items]
Proportion of ownership interest (as a percent)																																	83.35%
Telxius Telecom, S.A.
Disclosure of contingent liabilities [line items]
Proportion of ownership interest (as a percent)																																	50.01%
Telefonica Brasil | Oi Group | Guaranteed
Disclosure of contingent liabilities [line items]
Increase in existing liabilities, contingent liabilities recognised in business combination, percentage																																	0.10
Telefónica Brazil
Disclosure of contingent liabilities [line items]
Proportion of ownership interest (as a percent)																																	74.79%
Telefónica Spain
Disclosure of contingent liabilities [line items]
Renewable energy per year | GWh																																	582
Colombian Government | Legal proceedings contingent liability | Republic of Colombia
Disclosure of contingent liabilities [line items]
Percent paid																												32.50%
Amount paid																												€ 153,000,000
TEF Infra Germany | FTTH Joint Venture
Disclosure of contingent liabilities [line items]
Proportion of ownership interest in joint venture (as a percent)																					40.00%
Commitment to fund investment																							€ 400,000,000
TEF Germany | FTTH Joint Venture
Disclosure of contingent liabilities [line items]
Proportion of ownership interest in joint venture (as a percent)																					10.00%
Commitment to fund investment																							100,000,000
Allianz | FTTH Joint Venture
Disclosure of contingent liabilities [line items]
Proportion of ownership interest in joint venture (as a percent)																					50.00%
Commitment to fund investment																							€ 1,000,000,000
Telefónica, S.A.
Disclosure of contingent liabilities [line items]
Borrowings																																	€ 32,167,000,000
Telefónica, S.A. | Asterion Industrial Partners SGEIC
Disclosure of contingent liabilities [line items]
Number of data centers sold | center																																				11
Housing services provision agreement term																10 years																				10 years
Telefónica, S.A. | Telefónica O2 Holdings Ltd. Holding company
Disclosure of contingent liabilities [line items]
Proportion of ownership interest (as a percent)																																	99.99%
Telefónica, S.A. | Bluevia Fibra, S.L.U.
Disclosure of contingent liabilities [line items]
Proportion of voting rights held in subsidiary (as a percent)			55.00%
Telefónica, S.A. | Pontel Participaciones, S.L. Holding company
Disclosure of contingent liabilities [line items]
Proportion of voting rights held in subsidiary (as a percent)	70.00%											83.35%
Telefónica, S.A. | Telxius Telecom, S.A.
Disclosure of contingent liabilities [line items]
Proportion of indirect participation (as a percent)	70.00%	50.01%
Telefónica, S.A. | Telefónica Brazil
Disclosure of contingent liabilities [line items]
Proportion of ownership interest (as a percent)																																	3783.00%
Telefónica Infra, S.L. | Nabiax | Forecast
Disclosure of contingent liabilities [line items]
Proportion of voting rights held in associate (in percentage)								20.00%												20.00%
Telefónica Infra, S.L. | Asterion Industrial Partners SGEIC
Disclosure of contingent liabilities [line items]
Number of data centers sold | center																				4
Percentage of voting equity interests acquired																13.94%
Telefónica Infra, S.L. | Asterion Industrial Partners SGEIC | Spain
Disclosure of contingent liabilities [line items]
Number of data centers sold | center														2		2				2												2		2
Telefónica Infra, S.L. | Asterion Industrial Partners SGEIC | Chile
Disclosure of contingent liabilities [line items]
Number of data centers sold | center																				2
Telefónica Infra, S.L. | Asterion Industrial Partners SGEIC | Chile | Forecast
Disclosure of contingent liabilities [line items]
Number of data centers sold | center								2
Telefónica Infra, S.L. | Bluevia Fibra, S.L.U.
Disclosure of contingent liabilities [line items]
Proportion of ownership interest (as a percent)																																	25.00%
Liberty Global | VMO2
Disclosure of contingent liabilities [line items]
Proportion of ownership interest in joint venture (as a percent)																									50.00%
Liberty Global | Netxfiber
Disclosure of contingent liabilities [line items]
Proportion of voting rights held in subsidiary (as a percent)					50.00%	50.00%
Colombia Telecomunicaciones S.A. E.S.P. | KKR Alameda Aggregator L.P.
Disclosure of contingent liabilities [line items]
Percentage of voting equity interests acquired													40.00%
Proceeds from sale of portfolio of data centers																	€ 320,000,000
Expected additional consideration to be received																	€ 100,000,000
Colombia Telecomunicaciones S.A. E.S.P. | Alamo HoldCo S.L. | KKR Alameda Aggregator L.P.
Disclosure of contingent liabilities [line items]
Percentage of voting equity interests acquired													40.00%
KKR Alameda Aggregator L.P. | Alamo HoldCo S.L.
Disclosure of contingent liabilities [line items]
Proportion of ownership interest (as a percent)													60.00%
Alamo HoldCo S.L.
Disclosure of contingent liabilities [line items]
Notional amount																																	€ 82,000,000
Alamo HoldCo S.L. | Onnet Fibra Colombia S.A.S.
Disclosure of contingent liabilities [line items]
Proportion of ownership interest (as a percent)													100.00%
Vauban/CAA | Bluevia Fibra, S.L.U.
Disclosure of contingent liabilities [line items]
Proportion of voting rights held in associate (in percentage)			45.00%
Consideration (share purchase price)																																														€ 1,021,000,000		R$ 1,021
Proportion of voting rights held in subsidiary (as a percent)			45.00%
Vauban/CAA | Bluevia Fibra, S.L.U. | Telefónica, S.A.
Disclosure of contingent liabilities [line items]
Consideration (share purchase price)			€ 1,021,000,000
Pontegadea Inversiones, S.L. | Pontel Participaciones, S.L. Holding company
Disclosure of contingent liabilities [line items]
Proportion of voting rights held in subsidiary (as a percent)	30.00%											16.65%
Pontegadea Inversiones, S.L. | Telxius Telecom, S.A.
Disclosure of contingent liabilities [line items]
Proportion of indirect participation (as a percent)	30.00%	9.99%
Pontel Participaciones, S.L. Holding company | Telxius Telecom, S.A.
Disclosure of contingent liabilities [line items]
Proportion of voting rights held in subsidiary (as a percent)		60.00%
Pontel Participaciones, S.L. Holding company | Telxius Telecom, S.A. | Taurus Bidco S.A.R.L.
Disclosure of contingent liabilities [line items]
Percentage of voting equity interests acquired												40.00%
Consideration paid (received)												€ 215,700,000
Telefónica España Filiales | Bluevia Fibra, S.L.U.
Disclosure of contingent liabilities [line items]
Proportion of voting rights held in subsidiary (as a percent)			30.00%
Bluevia Fibra, S.L.U. | Telefónica, S.A.
Disclosure of contingent liabilities [line items]
Purchase of real estate units | realEstate			3,900,000
Expected ownership of real estate unit | realEstate			5,000,000
Purchase of real estate units, to total network (in percentage)			14.00%
Number of real estate units to deploy in future | realEstate			1,100,000
Period in which real estate units will be deployed			2 years
InfraVia Capital Partners | Netxfiber
Disclosure of contingent liabilities [line items]
Proportion of voting rights held in subsidiary (as a percent)					50.00%	50.00%
Telefonica Indra, S.L. | Bluevia Fibra, S.L.U.
Disclosure of contingent liabilities [line items]
Proportion of voting rights held in subsidiary (as a percent)			25.00%
Equity funds contributed			€ 1,247,000,000
Second Sustainable Hybrid Bond | Sustainable financing
Disclosure of contingent liabilities [line items]
Notes and debentures issued																																	€ 750,000,000
Debt instrument, term																																	6 years
Sustainable Loan | Telefónica, S.A. | Loan Conversion | Sustainable financing
Disclosure of contingent liabilities [line items]
Notional amount																																																					€ 5,500,000,000
Number of entities supported | entity																																																					30
Hybrid Bond | Sustainable financing
Disclosure of contingent liabilities [line items]
Notes and debentures issued																														€ 1,000,000,000
Debt instrument, term																														9 years
Hybrid Bond | Loan Conversion | Sustainable financing
Disclosure of contingent liabilities [line items]
Notes and debentures issued																																										€ 1,000,000,000
Hybrid Bond | Telefónica Brazil | Sustainable financing
Disclosure of contingent liabilities [line items]
Notes and debentures issued																																										€ 628,000,000	R$ 3,500
Committed Credit Facilities and Bilateral Loans | Telefónica, S.A. | Sustainable financing
Disclosure of contingent liabilities [line items]
Borrowings																																																					€ 3,864,000,000